Income taxes (Tables)	6 Months Ended
Jul. 31, 2018
Disclosure Of Income Tax [Abstract]
Disclosure of income tax credits

	Three months ended July 31, 2018	Three months ended July 31, 2017	Six months ended July 31, 2018	Six months ended July 31, 2017
	£000s	£000s	£000s	£000s
Current period research and development tax (expense) / credit receivable on qualifying expenditure	(1,036)	1,369	—	2,588
Tax expense related to the US operations	(20)	(86)	(110)	(102)
Total current tax	(1,056)	1,283	(110)	2,486

Release of temporary difference relating to intangible asset	565	—	565	—
Total deferred tax	565	—	565	—

Total tax (expense) / credit for the period	(491)	1,283	455	2,486